ANNUAL REPORT

TEMPLETON DEVELOPING
MARKETS TRUST

DECEMBER 31, 2000

[FRANKLIN TEMPLETON INVESTMENTS LOGO]


PAGE
Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

[PHOTO]

MARK MOBIUS, PH.D.
President
Templeton Developing
Markets Trust

Mark Mobius has been living in emerging market countries since earning his Ph.D. in economics and political science at Massachusetts Institute of Technology in 1964. During his extensive travels, he has acquired a thorough knowledge of business practices and customs unique to developing nations.

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SHAREHOLDER LETTER


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Your Fund's Goal: Templeton Developing Markets Trust seeks long-term capital appreciation by investing, under normal market conditions, at least 65% of its total assets in equity securities of developing market issuers.
--------------------------------------------------------------------------------

Dear Shareholder:

This annual report for Templeton Developing Markets Trust covers the period ended December 31, 2000.

During the 12 months under review, Asia continued to attract foreign investment as economic recovery in most countries continued. South Korean president Kim Dae-jung's tireless efforts in bringing together the two Koreas bore fruit as South Korean companies expanded their business to the north. Although the latest Hyundai Group restructuring did arouse concern, it also brought to the forefront the need for corporate reforms. While the government made some progress this year, we anticipate further changes ahead. In Hong Kong, we


CONTENTS

Shareholder Letter ............................................................1

Performance Summary ...........................................................8

Financial Highlights & Statement of Investments ..............................12

Financial Statements .........................................................23

Notes to Financial Statements ................................................27

Independent Auditors' Report .................................................32

Tax Designation ..............................................................33


FUND CATEGORY


[PYRAMID GRAPHIC]



The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 16.
PAGE
GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
12/31/00

[PIE CHART]

Asia                                                                       39.5%

Latin America                                                              25.0%

Mid-East/Africa                                                            19.5%

Europe                                                                     12.2%

Short-Term Investments & Other Net Assets                                   3.8%

believe the city's reputation as a world-class financial center, its history of competent financial management and strong adherence to law continue to make for an attractive investment opportunity. In China, breakthrough World Trade Organization talks led to agreements on import tariff quotas and expanded legal rights for foreign companies. Meanwhile, in an encouraging development, the U.S. Senate granted permanent normal trading relations to China.

In Latin America, Mexico continued to display strong fundamentals during the year, including a 7.3% industrial production increase and double-digit import and export growth in October. High oil prices positively impacted government finances, improving income levels boosted results for domestic sector companies, and the country cleared its outstanding debt with the International Monetary Fund (IMF). Also, President Vicente Fox announced that tax reform will be a major component of his administration. Brazil continued its efforts to attract foreign investment by reducing taxes, red-tape restrictions and streamlining foreign exchange laws. Citing economic growth and low inflation, Moody's Investors Service, an independent rating agency, raised the country's credit rating, thus restoring Brazil's rating to its level prior to the 1999 currency devaluation. Brazil also completed the largest ever emerging market debt exchange, swapping over US$5 billion worth of Brady bonds for new 40-year global bonds. In


2
PAGE
Argentina, despite a US$7.4 billion standby facility arrangement with the IMF in the first half of the year, concerns surrounding the country's high debt position resurfaced in November. These concerns, combined with the brief period of political instability following the vice president's resignation, contributed to that country's stock market decline. In a positive development, we believe that the approval of an IMF-led US$39.7 billion rescue package, which included US$10 billion from local banks, could lead to improved investor confidence in the country.

In South Africa, companies began to see the benefits of recent efforts to streamline operations and increase competitiveness on an international level. In a favorable development, the government announced its intention to accelerate the privatization of state-owned companies and raise at least US$6 billion by 2004, primarily through foreign direct investment.

During the 12-month reporting period, Southern and Eastern European countries undertook various reforms seeking to ensure their accession into the European Union. In Turkey, a short-term banking crisis in December led to a $10 billion IMF loan package and government measures to strengthen the banking system and speed up privatization. In Russia, President Putin continued his battle to push through economic and political reforms, the impact of which remains to be seen. Meanwhile high oil prices worldwide bolstered the country's exports, which grew 34% in September.


TOP 10 COUNTRIES
12/31/00

                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
South Africa                                                               16.7%
Mexico                                                                     10.9%
Brazil                                                                      9.4%
South Korea                                                                 7.7%
Thailand                                                                    7.0%
Poland                                                                      5.7%
Hong Kong                                                                   5.5%
Turkey                                                                      5.2%
Singapore                                                                   4.3%
Indonesia                                                                   3.7%

                                                                               3
PAGE
TOP 10 HOLDINGS
12/31/00

COMPANY                                                               % OF TOTAL
INDUSTRY, COUNTRY                                                     NET ASSETS
--------------------------------------------------------------------------------
Grupo Financiero Banamex
Accival SA de CV                                                            4.3%
Banks, Mexico

Cemex SA                                                                    4.0%
Construction Materials, Mexico

Cheung Kong Holdings Ltd.                                                   3.4%
Real Estate, Hong Kong

Centrais Eletricas Brasileiras SA
(Eletrobras), Ord. & B, pfd.                                                3.3%
Electric Utilities, Brazil

South African Breweries PLC                                                 2.3%
Beverages, South Africa

Banco Bradesco SA, pfd.                                                     2.2%
Banks, Brazil

Sasol Ltd.                                                                  2.2%
Oil & Gas, South Africa

Akbank                                                                      2.2%
Banks, Turkey

Samsung Electronics Co. Ltd.                                                2.0%
Semiconductor Equipment &
Products, South Korea

Anglo American PLC                                                          1.8%
Metals & Mining, South Africa

Unfortunately, the year began on a promising note for emerging market equities that was not realized. The Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index gained 2.42% in the first quarter, largely on the impetus of information technology stocks, whose strength favorably impacted other sectors. As we expected, the second quarter brought about heavy technology stock corrections, discouraging investors across the board and contributing to the MSCI EMF Index's 10.16% loss. In the third quarter, investors began to recuperate from these losses and rediscover value investing in old economy stocks. However, momentum slowed as the 10-year high in global oil prices took its toll on the markets. This caused the MSCI EMF index to fall 13.00% during that period. Signs of slowing U.S. growth also played a part in the volatility experienced in some markets, with the MSCI EMF Index further declining 13.32% in the fourth quarter. Generally, there has not been a strong historical correlation between U.S. and emerging market equity performance. However, during the recent U.S. technology stock boom, emerging market indexes seemed to move in tandem with those in the U.S., particularly the Nasdaq Composite Index. This short-term correlation began to decline near the period's end. For the year under review, emerging markets delivered generally disappointing


4
PAGE
returns and the MSCI EMF Index fell 30.61%, while the S&P/International Finance Corporation (IFC) Investable Composite Index fell 31.87%.(1)

Within this environment, the Trust's Class A shares posted a disappointing -31.85% 12-month cumulative total return. Selective selling during the 12-month period resulted in the Trust's cash levels increasing from 0.8% at year-end 1999 to around 3.8% on December 31, 2000. During the 12 months under review, we made various changes to the portfolio. We added Eastern European companies to the portfolio as aspirations for European Union membership continue to push most economies there to strive for better results. We anticipate further changes, which could lead to positive gains for the entire region. In Asia, we used recent downturn periods to build long-term positions cheaply. We continue to favor South Africa due, in part, to the market's growth potential and the generally high quality of the country's company managements. We believe that South Africa's policies will build long-term stability, as indicated by improving trade policies, strict monetary policies and a 10-year low budget deficit. We continued to invest predominantly in banking, telecommunications, and oil and gas.



1. Source: Standard and Poor's Micropal. MSCI Emerging Markets Free Index measures the performance of securities located in 25 emerging market countries such as Brazil, China, Korea and Poland. The unmanaged S&P/International Finance Corporation Investable Composite Index measures the performance of emerging market stocks. The index tracks approximately 2000 stocks in countries such as Brazil, Mexico, China and South Korea. Indexes include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                                                                               5
PAGE
We expect turbulence to continue in most emerging markets over the short term, as investors recuperate from this year's losses and become more cautious, especially in the heavily corrected technology sector. Expectations for lower U.S. interest rates could, we believe, boost some markets, especially in Asia and Latin America as well as interest-rate sensitive sectors such as real estate. In any case, with economic recovery in most regions well on its way, we believe that the present equity discounts are unwarranted. Thus, we will continue to use these opportunities to build positions in value stocks cheaply.

Of course, investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. For example, Hong Kong's equity market has increased 762.56% in the past 15 years, but has suffered six quarterly declines of more than 15% during that time.(2) While short-term volatility can be disconcerting, declines of more than 50% are not unusual in emerging markets. The Trust's definition of "emerging markets" as used by the Trust's manager may differ from the definition of the same terms as used in managing other Franklin Templeton funds. These special risks and other considerations are discussed in the Trust's prospectus.



2. Source: Hang Seng Index. The Hang Seng Index is the main indicator of stock market performance in Hong Kong. Based on quarterly percentage price change over 15 years ended 12/31/00. Market return is measured in U.S.-dollar terms and does not include reinvested dividends.


6
PAGE
Thank you for investing in Templeton Developing Markets Trust. We appreciate your confidence and welcome your comments.

Sincerely,

/s/ Mark Mobius

Mark Mobius
President
Templeton Developing Markets Trust


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of December 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------


                                                                               7
PAGE
TEMPLETON DEVELOPING MARKETS TRUST


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 7/1/92, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. Past expense reductions by the Fund's manager increased the Fund's total returns. Without this reduction, the Fund's total return would have been lower.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------


PERFORMANCE SUMMARY AS OF 12/31/00

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                                       CHANGE      12/31/00      12/31/99
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         -$5.02       $10.59        $15.61
DISTRIBUTIONS (1/1/00-12/31/00)
Dividend Income                              $0.0631

CLASS B                                       CHANGE      12/31/00      12/31/99
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         -$5.03       $10.44        $15.47
DISTRIBUTIONS (1/1/00-12/31/00)
Dividend Income                              $0.0345

CLASS C                                       CHANGE      12/31/00      12/31/99
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         -$4.97       $10.39        $15.36

ADVISOR CLASS                                 CHANGE      12/31/00      12/31/99
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         -$5.07       $10.55        $15.62
DISTRIBUTIONS (1/1/00-12/31/00)
Dividend Income                              $0.1490

8
PAGE
PERFORMANCE

                                                                      INCEPTION
CLASS A                                  1-YEAR         5-YEAR        (10/17/91)
--------------------------------------------------------------------------------
Cumulative Total Return(1)               -31.85%        -6.83%         +35.09%
Average Annual Total Return(2)           -35.76%        -2.56%          +2.66%
Value of $10,000 Investment(3)            $6,424        $8,783         $12,732

                                                                      INCEPTION
CLASS B                                                 1-YEAR         (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                             -32.36%          +1.60%
Average Annual Total Return(2)                         -35.05%          -1.21%
Value of $10,000 Investment(3)                          $6,495          $9,760

                                                                      INCEPTION
CLASS C                                  1-YEAR         5-YEAR         (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)               -32.36%       -10.12%          -8.59%
Average Annual Total Return(2)           -33.72%        -2.31%          -1.74%
Value of $10,000 Investment(3)            $6,628        $8,898          $9,051

                                                                      INCEPTION
ADVISOR CLASS(4)                         1-YEAR         5-YEAR        (10/17/91)
--------------------------------------------------------------------------------
Cumulative Total Return(1)               -31.67%        -6.00%         +36.30%
Average Annual Total Return(2)           -31.67%        -1.23%          +3.42%
Value of $10,000 Investment(3)            $6,833        $9,400         $13,630

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -23.27% and -6.41%.


--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Funds short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


Past performance does not guarantee future results.


                                                                               9
PAGE
TEMPLETON DEVELOPING MARKETS TRUST


TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees, and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN
CLASS A                                                                 12/31/00
--------------------------------------------------------------------------------
1-Year                                                                   -35.76%

5-Year                                                                    -2.56%

Inception (10/17/91)                                                      +2.66%

CLASS A (10/17/91 - 12/31/00)

[LINE GRAPH]

The following line graph compares the performance of Templeton Developing Markets Trust's Class A shares to that of the S&P/IFC Investable Composite Index and MSCI Emerging Markets Free Index based on a $10,000 investment from 10/17/91 to 12/31/00.

                               S&P/          MSCI
                 TEMPLETON     IFCI          EMERGING
                 DEVELOPING    INVESTABLE    MARKETS
                 MARKETS       COMPOSITE     FREE
                 TRUST         INDEX(5)      INDEX(5)
-----------------------------------------------------
10/17/1991       $ 9,425       $10,000       $10,000
10/31/1991       $ 9,434       $10,315       $10,196
11/30/1991       $ 9,406       $10,335       $10,044
12/31/1991       $ 9,458       $11,434       $11,173
01/31/1992       $ 9,619       $12,859       $12,467
02/29/1992       $ 9,562       $13,187       $13,020
03/31/1992       $ 9,364       $13,118       $13,460
04/30/1992       $ 9,468       $13,190       $13,368
05/31/1992       $ 9,628       $13,111       $13,319
06/30/1992       $ 9,609       $11,765       $11,998
07/31/1992       $ 9,392       $11,739       $12,129
08/31/1992       $ 9,137       $11,243       $11,564
09/30/1992       $ 9,033       $11,011       $11,603
10/31/1992       $ 8,788       $11,502       $12,224
11/30/1992       $ 8,439       $11,427       $12,092
12/31/1992       $ 8,536       $11,808       $12,447
01/31/1993       $ 8,960       $11,757       $12,507
02/28/1993       $ 9,741       $12,052       $12,717
03/31/1993       $ 9,591       $12,434       $13,138
04/30/1993       $10,046       $12,878       $13,440
05/31/1993       $10,597       $13,148       $13,815
06/30/1993       $10,906       $13,522       $14,226
07/31/1993       $10,868       $13,944       $14,601
08/31/1993       $11,825       $15,076       $15,834
09/30/1993       $12,289       $15,682       $16,413
10/31/1993       $12,792       $17,034       $17,885
11/30/1993       $13,449       $18,113       $18,678
12/31/1993       $14,896       $21,207       $21,765
01/31/1994       $15,198       $21,351       $22,161
02/28/1994       $14,866       $20,801       $21,767
03/31/1994       $14,268       $18,698       $19,797
04/30/1994       $13,699       $18,342       $19,401
05/31/1994       $13,689       $18,775       $20,064
06/30/1994       $13,464       $18,107       $19,511
07/31/1994       $13,935       $19,409       $20,724
08/31/1994       $14,749       $21,903       $23,296
09/30/1994       $14,887       $22,448       $23,562
10/31/1994       $14,543       $21,707       $23,137
11/30/1994       $14,023       $20,893       $21,934
12/31/1994       $13,617       $18,662       $20,173
01/31/1995       $12,846       $16,171       $18,027
02/28/1995       $12,805       $15,965       $17,565
03/31/1995       $12,948       $15,919       $17,677
04/30/1995       $13,377       $16,588       $18,471
05/31/1995       $13,836       $17,215       $19,454
06/30/1995       $13,877       $17,314       $19,512
07/31/1995       $14,469       $17,865       $19,949
08/31/1995       $14,091       $17,384       $19,479
09/30/1995       $14,071       $17,252       $19,387
10/31/1995       $13,591       $16,602       $18,644
11/30/1995       $13,438       $16,519       $18,313
12/31/1995       $13,666       $17,094       $19,126
01/31/1996       $15,000       $18,550       $20,485
02/29/1996       $14,931       $18,120       $20,160
03/31/1996       $14,995       $18,381       $20,317
04/30/1996       $15,490       $19,123       $21,130
05/31/1996       $15,743       $18,955       $21,035
06/30/1996       $15,838       $19,177       $21,165
07/31/1996       $15,121       $17,919       $19,719
08/31/1996       $15,427       $18,472       $20,224
09/30/1996       $15,754       $18,746       $20,400
10/31/1996       $15,806       $18,343       $19,856
11/30/1996       $16,355       $18,614       $20,189
12/31/1996       $16,742       $18,696       $20,280
01/31/1997       $18,014       $20,018       $21,663
02/28/1997       $18,541       $20,995       $22,590
03/31/1997       $18,158       $20,478       $21,996
04/30/1997       $18,344       $20,132       $22,036
05/31/1997       $19,294       $20,817       $22,666
06/30/1997       $20,114       $21,716       $23,879
07/31/1997       $20,966       $21,927       $24,234
08/31/1997       $19,130       $19,129       $21,152
09/30/1997       $20,190       $19,751       $21,738
10/31/1997       $16,377       $16,504       $18,170
11/30/1997       $15,296       $15,721       $17,507
12/31/1997       $15,166       $15,945       $17,929
01/31/1998       $13,830       $14,895       $16,524
02/28/1998       $15,271       $16,416       $18,249
03/31/1998       $15,979       $17,060       $19,041
04/30/1998       $16,038       $17,102       $18,833
05/31/1998       $13,863       $14,970       $16,253
06/30/1998       $12,504       $13,440       $14,548
07/31/1998       $12,587       $13,975       $15,009
08/31/1998       $ 9,490       $10,046       $10,670
09/30/1998       $ 9,939       $10,524       $11,346
10/31/1998       $11,405       $11,742       $12,541
11/30/1998       $12,658       $12,626       $13,585
12/31/1998       $12,328       $12,437       $13,388
01/31/1999       $11,633       $12,136       $13,172
02/28/1999       $11,705       $12,352       $13,300
03/31/1999       $13,405       $13,794       $15,053
04/30/1999       $15,906       $15,674       $16,915
05/31/1999       $15,559       $15,393       $16,817
06/30/1999       $16,816       $17,071       $18,726
07/31/1999       $16,050       $16,827       $18,216
08/31/1999       $15,344       $17,009       $18,382
09/30/1999       $14,769       $16,536       $17,761
10/31/1999       $15,212       $16,817       $18,139
11/30/1999       $16,301       $18,329       $19,766
12/31/1999       $18,683       $20,785       $22,280
01/31/2000       $17,821       $20,783       $22,414
02/29/2000       $17,163       $20,766       $22,710
03/31/2000       $17,345       $21,065       $22,821
04/30/2000       $15,892       $18,914       $20,658
05/31/2000       $14,678       $18,388       $19,804
06/30/2000       $15,759       $18,907       $20,502
07/31/2000       $15,135       $17,999       $19,448
08/31/2000       $15,411       $18,068       $19,543
09/30/2000       $13,874       $16,453       $17,837
10/31/2000       $12,708       $15,122       $16,544
11/30/2000       $12,036       $13,786       $15,098
12/31/2000       $12,732       $14,186       $15,462

AVERAGE ANNUAL TOTAL RETURN
CLASS B                                                                 12/31/00
--------------------------------------------------------------------------------
1-Year                                                                   -35.05%

Since Inception (1/1/99)                                                  -1.21%

CLASS B (1/1/99 - 12/31/00)

[LINE GRAPH]

The following line graph compares the performance of Templeton Developing Markets Trust's Class B shares to that of the S&P/IFC Investable Composite Index and MSCI Emerging Markets Free Index based on a $10,000 investment from 1/1/99 to 12/31/00.

                               S&P/          MSCI
                 TEMPLETON     IFCI          EMERGING
                 DEVELOPING    INVESTABLE    MARKETS
                 MARKETS       COMPOSITE     FREE
                 TRUST         INDEX(5)      INDEX(5)
-----------------------------------------------------
01/01/1999       $10,000       $10,000       $10,000
01/31/1999       $ 9,417       $ 9,758       $ 9,839
02/28/1999       $ 9,476       $ 9,932       $ 9,934
03/31/1999       $10,835       $11,091       $11,244
04/30/1999       $12,854       $12,602       $12,635
05/31/1999       $12,563       $12,377       $12,561
06/30/1999       $13,573       $13,726       $13,987
07/31/1999       $12,942       $13,530       $13,607
08/31/1999       $12,369       $13,676       $13,730
09/30/1999       $11,893       $13,296       $13,266
10/31/1999       $12,233       $13,522       $13,549
11/30/1999       $13,107       $14,737       $14,764
12/31/1999       $15,019       $16,712       $16,642
01/31/2000       $14,311       $16,710       $16,742
02/29/2000       $13,777       $16,697       $16,963
03/31/2000       $13,916       $16,937       $17,046
04/30/2000       $12,739       $15,208       $15,430
05/31/2000       $11,756       $14,785       $14,793
06/30/2000       $12,622       $15,202       $15,314
07/31/2000       $12,116       $14,472       $14,527
08/31/2000       $12,330       $14,527       $14,598
09/30/2000       $11,094       $13,229       $13,323
10/31/2000       $10,160       $12,159       $12,357
11/30/2000       $ 9,615       $11,085       $11,277
12/31/2000       $ 9,760       $11,406       $11,549

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


10
PAGE

AVERAGE ANNUAL TOTAL RETURN
CLASS C                                                                 12/31/00
--------------------------------------------------------------------------------
1-Year                                                                   -33.72%

5-Year                                                                    -2.31%

Since Inception (5/1/95)                                                  -1.74%

CLASS C (5/1/95 - 12/31/00)

[LINE GRAPH]

The following line graph compares the performance of Templeton Developing Markets Trust's Class C shares to that of the S&P/IFC Investable Composite Index and MSCI Emerging Markets Free Index based on a $10,000 investment from 5/1/95 to 12/31/00.

                               S&P/          MSCI
                 TEMPLETON     IFCI          EMERGING
                 DEVELOPING    INVESTABLE    MARKETS
                 MARKETS       COMPOSITE     FREE
                 TRUST         INDEX(5)      INDEX(5)
-----------------------------------------------------
05/01/1995       $ 9,902       $10,000       $10,000
05/31/1995       $10,242       $10,367       $10,516
06/30/1995       $10,265       $10,427       $10,548
07/31/1995       $10,695       $10,759       $10,784
08/31/1995       $10,408       $10,469       $10,529
09/30/1995       $10,385       $10,390       $10,480
10/31/1995       $10,015       $ 9,998       $10,078
11/30/1995       $ 9,909       $ 9,948       $ 9,899
12/31/1995       $10,070       $10,294       $10,339
01/31/1996       $11,042       $11,171       $11,074
02/29/1996       $10,983       $10,912       $10,898
03/31/1996       $11,022       $11,069       $10,983
04/30/1996       $11,381       $11,516       $11,422
05/31/1996       $11,561       $11,415       $11,370
06/30/1996       $11,623       $11,549       $11,441
07/31/1996       $11,085       $10,791       $10,660
08/31/1996       $11,311       $11,125       $10,932
09/30/1996       $11,538       $11,289       $11,028
10/31/1996       $11,577       $11,046       $10,733
11/30/1996       $11,967       $11,210       $10,913
12/31/1996       $12,244       $11,259       $10,963
01/31/1997       $13,166       $12,055       $11,710
02/28/1997       $13,538       $12,644       $12,211
03/31/1997       $13,256       $12,333       $11,890
04/30/1997       $13,377       $12,124       $11,912
05/31/1997       $14,062       $12,536       $12,252
06/30/1997       $14,650       $13,078       $12,908
07/31/1997       $15,271       $13,205       $13,100
08/31/1997       $13,917       $11,520       $11,434
09/30/1997       $14,682       $11,894       $11,751
10/31/1997       $11,902       $ 9,939       $ 9,822
11/30/1997       $11,112       $ 9,468       $ 9,464
12/31/1997       $11,007       $ 9,602       $ 9,692
01/31/1998       $10,036       $ 8,970       $ 8,932
02/28/1998       $11,076       $ 9,886       $ 9,864
03/31/1998       $11,577       $10,274       $10,293
04/30/1998       $11,612       $10,299       $10,180
05/31/1998       $10,043       $ 9,015       $ 8,786
06/30/1998       $ 9,056       $ 8,094       $ 7,864
07/31/1998       $ 9,099       $ 8,416       $ 8,113
08/31/1998       $ 6,854       $ 6,050       $ 5,768
09/30/1998       $ 7,184       $ 6,338       $ 6,133
10/31/1998       $ 8,241       $ 7,071       $ 6,779
11/30/1998       $ 9,134       $ 7,604       $ 7,343
12/31/1998       $ 8,894       $ 7,490       $ 7,237
01/31/1999       $ 8,389       $ 7,309       $ 7,120
02/28/1999       $ 8,432       $ 7,439       $ 7,189
03/31/1999       $ 9,652       $ 8,307       $ 8,137
04/30/1999       $11,455       $ 9,439       $ 9,144
05/31/1999       $11,185       $ 9,270       $ 9,091
06/30/1999       $12,091       $10,281       $10,122
07/31/1999       $11,525       $10,134       $ 9,847
08/31/1999       $11,011       $10,243       $ 9,937
09/30/1999       $10,593       $ 9,958       $ 9,601
10/31/1999       $10,906       $10,127       $ 9,805
11/30/1999       $11,682       $11,038       $10,685
12/31/1999       $13,380       $12,517       $12,044
01/31/2000       $12,753       $12,516       $12,116
02/29/2000       $12,274       $12,506       $12,276
03/31/2000       $12,405       $12,686       $12,336
04/30/2000       $11,351       $11,391       $11,167
05/31/2000       $10,480       $11,074       $10,706
06/30/2000       $11,246       $11,386       $11,082
07/31/2000       $10,793       $10,840       $10,513
08/31/2000       $10,993       $10,881       $10,564
09/30/2000       $ 9,887       $ 9,908       $ 9,642
10/31/2000       $ 9,051       $ 9,107       $ 8,943
11/30/2000       $ 8,572       $ 8,302       $ 8,161
12/31/2000       $ 9,051       $ 8,543       $ 8,358

AVERAGE ANNUAL TOTAL RETURN
ADVISOR CLASS(6)                                                        12/31/00
--------------------------------------------------------------------------------
1-Year                                                                   -31.67%

5-Year                                                                    -1.23%

Since Inception (10/17/91)                                                +3.42%

ADVISOR CLASS (10/17/91 - 12/31/00)(6)

[LINE GRAPH]

The following line graph compares the performance of Templeton Developing Markets Trust's Advisor Class shares to that of the S&P/IFC Investable Composite Index and MSCI Emerging Markets Free Index based on a $10,000 investment from 10/17/91 to 12/31/00.


                          S&P/        MSCI
              TEMPLETON   IFCI        EMERGING
              DEVELOPING  INVESTABLE  MARKETS
              MARKETS     COMPOSITE   FREE
              TRUST       INDEX(5)    INDEX(5)
----------------------------------------------
10/17/1991    $10,000     $10,000     $10,000
10/31/1991    $10,010     $10,315     $10,196
11/30/1991    $ 9,980     $10,335     $10,044
12/31/1991    $10,035     $11,434     $11,173
01/31/1992    $10,205     $12,859     $12,467
02/29/1992    $10,145     $13,187     $13,020
03/31/1992    $ 9,935     $13,118     $13,460
04/30/1992    $10,046     $13,190     $13,368
05/31/1992    $10,215     $13,111     $13,319
06/30/1992    $10,195     $11,765     $11,998
07/31/1992    $ 9,964     $11,739     $12,129
08/31/1992    $ 9,694     $11,243     $11,564
09/30/1992    $ 9,584     $11,011     $11,603
10/31/1992    $ 9,323     $11,502     $12,224
11/30/1992    $ 8,953     $11,427     $12,092
12/31/1992    $ 9,057     $11,808     $12,447
01/31/1993    $ 9,507     $11,757     $12,507
02/28/1993    $10,335     $12,052     $12,717
03/31/1993    $10,177     $12,434     $13,138
04/30/1993    $10,659     $12,878     $13,440
05/31/1993    $11,245     $13,148     $13,815
06/30/1993    $11,573     $13,522     $14,226
07/31/1993    $11,532     $13,944     $14,601
08/31/1993    $12,548     $15,076     $15,834
09/30/1993    $13,040     $15,682     $16,413
10/31/1993    $13,574     $17,034     $17,885
11/30/1993    $14,271     $18,113     $18,678
12/31/1993    $15,806     $21,207     $21,765
01/31/1994    $16,126     $21,351     $22,161
02/28/1994    $15,775     $20,801     $21,767
03/31/1994    $15,141     $18,698     $19,797
04/30/1994    $14,537     $18,342     $19,401
05/31/1994    $14,526     $18,775     $20,064
06/30/1994    $14,287     $18,107     $19,511
07/31/1994    $14,787     $19,409     $20,724
08/31/1994    $15,652     $21,903     $23,296
09/30/1994    $15,797     $22,448     $23,562
10/31/1994    $15,432     $21,707     $23,137
11/30/1994    $14,880     $20,893     $21,934
12/31/1994    $14,450     $18,662     $20,173
01/31/1995    $13,632     $16,171     $18,027
02/28/1995    $13,588     $15,965     $17,565
03/31/1995    $13,741     $15,919     $17,677
04/30/1995    $14,195     $16,588     $18,471
05/31/1995    $14,682     $17,215     $19,454
06/30/1995    $14,725     $17,314     $19,512
07/31/1995    $15,352     $17,865     $19,949
08/31/1995    $14,952     $17,384     $19,479
09/30/1995    $14,931     $17,252     $19,387
10/31/1995    $14,421     $16,602     $18,644
11/30/1995    $14,258     $16,519     $18,313
12/31/1995    $14,501     $17,094     $19,126
01/31/1996    $15,916     $18,550     $20,485
02/29/1996    $15,843     $18,120     $20,160
03/31/1996    $15,909     $18,381     $20,317
04/30/1996    $16,436     $19,123     $21,130
05/31/1996    $16,704     $18,955     $21,035
06/30/1996    $16,804     $19,177     $21,165
07/31/1996    $16,043     $17,919     $19,719
08/31/1996    $16,367     $18,472     $20,224
09/30/1996    $16,714     $18,746     $20,400
10/31/1996    $16,769     $18,343     $19,856
11/30/1996    $17,351     $18,614     $20,189
12/31/1996    $17,762     $18,696     $20,280
01/31/1997    $19,075     $20,018     $21,663
02/28/1997    $19,632     $20,995     $22,590
03/31/1997    $19,239     $20,478     $21,996
04/30/1997    $19,436     $20,132     $22,036
05/31/1997    $20,442     $20,817     $22,666
06/30/1997    $21,321     $21,716     $23,879
07/31/1997    $22,223     $21,927     $24,234
08/31/1997    $20,279     $19,129     $21,152
09/30/1997    $21,412     $19,751     $21,738
10/31/1997    $17,376     $16,504     $18,170
11/30/1997    $16,231     $15,721     $17,507
12/31/1997    $16,099     $15,945     $17,929
01/31/1998    $14,680     $14,895     $16,524
02/28/1998    $16,211     $16,416     $18,249
03/31/1998    $16,974     $17,060     $19,041
04/30/1998    $17,025     $17,102     $18,833
05/31/1998    $14,727     $14,970     $16,253
06/30/1998    $13,283     $13,440     $14,548
07/31/1998    $13,371     $13,975     $15,009
08/31/1998    $10,082     $10,046     $10,670
09/30/1998    $10,572     $10,524     $11,346
10/31/1998    $12,142     $11,742     $12,541
11/30/1998    $13,472     $12,626     $13,585
12/31/1998    $13,126     $12,437     $13,388
01/31/1999    $12,386     $12,136     $13,172
02/28/1999    $12,463     $12,352     $13,300
03/31/1999    $14,276     $13,794     $15,053
04/30/1999    $16,944     $15,674     $16,915
05/31/1999    $16,587     $15,393     $16,817
06/30/1999    $17,927     $17,071     $18,726
07/31/1999    $17,109     $16,827     $18,216
08/31/1999    $16,357     $17,009     $18,382
09/30/1999    $15,756     $16,536     $17,761
10/31/1999    $16,216     $16,817     $18,139
11/30/1999    $17,390     $18,329     $19,766
12/31/1999    $19,943     $20,785     $22,280
01/31/2000    $19,024     $20,783     $22,414
02/29/2000    $18,322     $20,766     $22,710
03/31/2000    $18,525     $21,065     $22,821
04/30/2000    $16,971     $18,914     $20,658
05/31/2000    $15,686     $18,388     $19,804
06/30/2000    $16,842     $18,907     $20,502
07/31/2000    $16,187     $17,999     $19,448
08/31/2000    $16,495     $18,068     $19,543
09/30/2000    $14,837     $16,453     $17,837
10/31/2000    $13,604     $15,122     $16,544
11/30/2000    $12,884     $13,786     $15,098
12/31/2000    $13,630     $14,186     $15,462


5. Source: Standard and Poor's Micropal. MSCI Emerging Markets Free Index measures the performance of securities located in 25 emerging market countries such as Brazil, China, Korea and Poland. The unmanaged S&P/International Finance Corporation Investable Composite Index measures the performance of emerging market stocks. The index tracks approximately 2,000 stocks in countries such as Brazil, Mexico, China and South Korea.

6. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class.


Past performance does not guarantee future results.


                                                                              11
PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights

                                                                                     CLASS A
                                                        ------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                        ------------------------------------------------------------------
                                                           2000          1999          1998          1997          1996
                                                        ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the year)
Net asset value, beginning of year..................        $15.61        $10.30        $12.94        $15.40        $13.01
                                                        ------------------------------------------------------------------
Income from investment operations:
 Net investment income..............................           .07           .06           .17           .16           .16
 Net realized and unrealized gains (losses).........         (5.03)         5.25         (2.57)        (1.62)         2.75
                                                        ------------------------------------------------------------------
Total from investment operations....................         (4.96)         5.31         (2.40)        (1.46)         2.91
                                                        ------------------------------------------------------------------
Less distributions from:
 Net investment income..............................          (.06)           --          (.19)         (.16)         (.17)
 In excess of net investment income.................            --            --            --            --          (.01)
 Net realized gains.................................            --            --          (.05)         (.53)         (.34)
 In excess of net realized gains....................            --            --            --          (.31)           --
                                                        ------------------------------------------------------------------
Total distributions.................................          (.06)           --          (.24)        (1.00)         (.52)
                                                        ------------------------------------------------------------------
Net asset value, end of year........................        $10.59        $15.61        $10.30        $12.94        $15.40
                                                        ==================================================================
Total Return*.......................................      (31.85)%        51.55%      (18.72)%       (9.41)%        22.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).....................    $1,507,936    $2,958,324    $2,172,954    $3,444,029    $3,308,753
Ratios to average net assets:
 Expenses...........................................         2.09%         2.02%         2.11%         1.96%         2.03%
 Net investment income..............................          .56%          .45%         1.40%          .99%         1.16%
Portfolio turnover rate.............................        69.37%        45.82%        37.51%        30.06%        12.47%

*Total return does not reflect sales commissions.
+Based on average weighted shares outstanding effective year ended December 31, 1999.
 12
PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights (continued)

                                                                        CLASS B
                                                                -----------------------
                                                                YEAR ENDED DECEMBER 31,
                                                                -----------------------
                                                                 2000            1999+
                                                                -----------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................     $15.47          $10.30
                                                                -----------------------
Income from investment operations:
 Net investment loss........................................       (.02)           (.06)
 Net realized and unrealized gains (losses).................      (4.98)           5.23
                                                                -----------------------
Total from investment operations............................      (5.00)           5.17
                                                                -----------------------
Less distributions from net investment income...............       (.03)             --
                                                                -----------------------
Net asset value, end of year................................     $10.44          $15.47
                                                                =======================
Total Return*...............................................    (32.36)%         50.19%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $11,508         $13,862
Ratios to average net assets:
 Expenses...................................................      2.77%           2.76%
 Net investment loss........................................     (.13)%          (.47)%
Portfolio turnover rate.....................................     69.37%          45.82%

*Total return does not reflect the contingent deferred sales charge.
+Effective date of Class B shares was January 1, 1999.
++Based on average weighted shares outstanding.
                                                                              13
PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights (continued)

                                                                                     CLASS C
                                                         ----------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                           2000          1999          1998          1997          1996
                                                           ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the year)
Net asset value, beginning of year...................      $15.36        $10.21        $12.81        $15.27        $12.95
                                                         ----------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)........................        (.01)         (.03)          .07           .09           .17
 Net realized and unrealized gains (losses)..........       (4.96)         5.18         (2.51)        (1.64)         2.60
                                                         ----------------------------------------------------------------
Total from investment operations.....................       (4.97)         5.15         (2.44)        (1.55)         2.77
                                                         ----------------------------------------------------------------
Less distributions from:
 Net investment income...............................          --            --          (.11)         (.07)         (.10)
 In excess of net investment income..................          --            --            --            --          (.01)
 Net realized gains..................................          --            --          (.05)         (.53)         (.34)
 In excess of net realized gains.....................          --            --            --          (.31)           --
                                                         ----------------------------------------------------------------
Total distributions..................................          --            --          (.16)         (.91)         (.45)
                                                         ----------------------------------------------------------------
Net asset value, end of year.........................      $10.39        $15.36        $10.21        $12.81        $15.27
                                                         ================================================================
Total Return*........................................    (32.36)%        50.44%      (19.20)%      (10.10)%        21.58%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)......................    $188,379      $385,584      $294,588      $402,542      $226,629
Ratios to average net assets:
 Expenses............................................       2.76%         2.73%         2.78%         2.69%         2.74%
 Net investment income (loss)........................      (.11)%        (.26)%          .76%          .21%          .33%
Portfolio turnover rate..............................      69.37%        45.82%        37.51%        30.06%        12.47%

*Total return does not reflect sales commissions or the contingent deferred sales charge.
+Based on average weighted shares outstanding effective year ended December 31, 1999.
 14
PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights (continued)

                                                                                  ADVISOR CLASS
                                                                -------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                -------------------------------------------------
                                                                  2000          1999          1998         1997+
                                                                  ----------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................      $15.62        $10.28        $12.93       $15.43
                                                                -------------------------------------------------
Income from investment operations:
 Net investment income......................................         .11           .09           .23          .17
 Net realized and unrealized gains (losses).................       (5.03)         5.25         (2.60)       (1.63)
                                                                -------------------------------------------------
Total from investment operations............................       (4.92)         5.34         (2.37)       (1.46)
                                                                -------------------------------------------------
Less distributions from:
 Net investment income......................................        (.15)           --          (.23)        (.20)
 Net realized gains.........................................          --            --          (.05)        (.53)
 In excess of net realized gains............................          --            --            --         (.31)
                                                                -------------------------------------------------
Total distributions.........................................        (.15)           --          (.28)       (1.04)
                                                                -------------------------------------------------
Net asset value, end of year................................      $10.55        $15.62        $10.28       $12.93
                                                                =================================================
Total Return*...............................................    (31.67)%        51.95%      (18.47)%      (9.36)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $115,144      $190,341      $115,494      $98,101
Ratios to average net assets:
 Expenses...................................................       1.77%         1.74%         1.78%        1.69%**
 Net investment income......................................        .88%          .72%         1.82%        1.04%**
Portfolio turnover rate.....................................      69.37%        45.82%        37.51%       30.06%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to December 31, 1997.
++Based on average weighted shares outstanding effective year ended December 31, 1999.
                       See Notes to Financial Statements.
                                                                              15
PAGE

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000

                                                                                                SHARES/
                                                                  INDUSTRY                     WARRANTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 96.2%
ARGENTINA 2.7%
*Molinos Rio de la Plata SA, B.................                Food Products                     6,083,985     $   10,237,475
Perez Companc SA, B............................                  Oil & Gas                       6,290,634          9,703,101
Quilmes Industrial SA, ADR.....................                  Beverages                       1,074,510          9,670,590
Telecom Argentina Stet-France Telecom SA,
  ADR..........................................    Diversified Telecommunication Services        1,192,136         18,701,633
                                                                                                               --------------
                                                                                                                   48,312,799
                                                                                                               --------------
AUSTRIA 1.6%
Austria Tabak AG...............................                   Tobacco                           76,330          4,231,677
Bbag Oesterreichische Brau-Beteiligungs AG.....                  Beverages                          20,222            873,332
Erste Bank der Oester Sparkassen AG............                    Banks                           100,497          4,528,889
Mayr-Melnhof Karton AG.........................            Containers & Packaging                  106,572          4,698,601
OMV AG.........................................                  Oil & Gas                         195,120         15,113,085
                                                                                                               --------------
                                                                                                                   29,445,584
                                                                                                               --------------
BRAZIL 9.4%
*Banco Bradesco SA, pfd. ......................                    Banks                     5,695,533,236         40,891,008
Centrais Eletricas Brasileiras SA
  (Eletrobras).................................              Electric Utilities                938,112,000         17,343,045
Centrais Eletricas Brasileiras SA (Eletrobras),
  B, pfd. .....................................              Electric Utilities              2,352,230,470         43,437,856
Cia Energetica de Minas Gerais Cemig, Br.,
  pfd. ........................................              Electric Utilities                614,580,000          8,887,772
Companhia Paranaense de Energia-Copel, B,
  pfd. ........................................              Electric Utilities              1,465,482,000         11,874,162
*Companhia Riograndense de Telecom, A, pfd. ...    Diversified Telecommunication Services       18,737,000          7,542,844
Copene-Petroquimica do Nordeste SA, A, pfd. ...                  Chemicals                      14,802,844          4,554,721
+Duratex SA, pfd. .............................              Building Products                 510,386,824         14,395,526
Eletropaulo Metropolitana SA, pfd. ............              Electric Utilities                108,188,000          4,993,847
Embraer-Empresa Brasileira de Aeronautica SA...             Aerospace & Defense                    954,600          6,045,800
Tele Norte Leste Participacoes, pfd. ..........    Diversified Telecommunication Services      102,426,097          2,206,101
Unibanco Uniao de Bancos Brasileiros SA, GDR...                    Banks                           304,902          8,975,553
                                                                                                               --------------
                                                                                                                  171,148,235
                                                                                                               --------------
CHILE .5%
*Cia de Telecomunicaciones de Chile SA, ADR....    Diversified Telecommunication Services          524,489          6,916,699
*Madeco Manufacturera de Cobre SA, ADR.........               Metals & Mining                      351,483          1,687,118
                                                                                                               --------------
                                                                                                                    8,603,817
                                                                                                               --------------
CHINA .7%
Beijing Datang Power Generation Co. Ltd., H....              Electric Utilities                    448,000            116,309
*China Petroleum & Chemical Corp., H...........                  Oil & Gas                      10,164,000          1,615,836
PetroChina Co. Ltd., H.........................                  Oil & Gas                      39,742,000          6,623,752
Shandong Huaneng Power Development Co. Ltd.,
  ADR..........................................              Electric Utilities                    503,620          4,033,996
                                                                                                               --------------
                                                                                                                   12,389,893
                                                                                                               --------------

 16
PAGE
TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (CONT.)

                                                                                                SHARES/
                                                                  INDUSTRY                     WARRANTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
COLOMBIA .6%
Cementos Argos SA..............................            Construction Materials                2,006,540     $    3,454,910
Compania Nacional de Chocolates SA.............                Food Products                     1,737,430          4,195,940
Compania Suramericana de Inversiones SA........            Diversified Financials                6,049,851          3,246,789
                                                                                                               --------------
                                                                                                                   10,897,639
                                                                                                               --------------
CROATIA .2%
Pliva D D, GDR, Reg S..........................               Pharmaceuticals                      378,500          4,447,375
                                                                                                               --------------
CZECH REPUBLIC 1.4%
*CEZ AS........................................              Electric Utilities                  9,224,810         24,443,240
Philip Morris CR AS............................                   Tobacco                           10,574          1,629,947
                                                                                                               --------------
                                                                                                                   26,073,187
                                                                                                               --------------
EGYPT 1.5%
*Al Ahram Beverages Co., GDR...................                  Beverages                         448,314          5,772,043
Commercial International Bank Ltd. ............                    Banks                         1,049,429          9,577,051
*Orascom Telecom...............................     Wireless Telecommunication Services            493,025          6,590,566
*Suez Cement Co. ..............................            Construction Materials                  644,502          5,633,179
                                                                                                               --------------
                                                                                                                   27,572,839
                                                                                                               --------------
ESTONIA .3%
Hansabank Ltd. ................................                    Banks                           655,600          5,471,206
                                                                                                               --------------
FINLAND
Hartwall OYJ, A................................                  Beverages                          38,620            743,299
                                                                                                               --------------
GREECE .4%
Hellenic Telecommunications Organization SA....    Diversified Telecommunication Services          510,510          7,616,633
                                                                                                               --------------
HONG KONG 5.5%
Cheung Kong Holdings Ltd. .....................                 Real Estate                      4,808,000         61,487,711
Dairy Farm International Holdings Ltd. ........            Food & Drug Retailing                12,516,804          4,506,049
Hang Lung Development Co. Ltd. ................                 Real Estate                     10,410,000          9,275,696
HSBC Holdings PLC..............................                    Banks                           595,850          8,823,277
Hutchison Whampoa Ltd. ........................            Diversified Financials                1,276,200         15,911,800
                                                                                                               --------------
                                                                                                                  100,004,533
                                                                                                               --------------
HUNGARY 1.0%
Egis RT........................................               Pharmaceuticals                       85,388          3,220,876
Gedeon Richter Ltd. ...........................               Pharmaceuticals                      120,339          7,105,090
Matav RT.......................................    Diversified Telecommunication Services        1,247,700          5,183,651
Mol Magyar Olay-Es Gazipari RT.................                  Oil & Gas                         140,350          2,371,146
                                                                                                               --------------
                                                                                                                   17,880,763
                                                                                                               --------------

                                                                              17
PAGE
TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (CONT.)

                                                                                                SHARES/
                                                                  INDUSTRY                     WARRANTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
INDIA 1.6%
Grasim Industries Ltd. ........................           Industrial Conglomerates                 607,733     $    3,761,227
Hindustan Petroleum Corporation Ltd. ..........                  Oil & Gas                       1,695,240          5,115,136
Mahanagar Telephone Nigam Ltd. ................    Diversified Telecommunication Services        2,997,700         11,501,458
Satyam Computers Services Ltd. ................           IT Consulting & Services                  81,200            562,294
SSI Ltd. ......................................           IT Consulting & Services                 152,650          4,680,547
*Zee Telefilms Ltd. ...........................                    Media                           580,034          3,441,933
                                                                                                               --------------
                                                                                                                   29,062,595
                                                                                                               --------------
INDONESIA 3.7%
*Asia Pulp & Paper Co. Ltd., ADR...............           Paper & Forest Products                2,779,470          1,389,735
*PT Barito Pacific Timber TBK..................           Paper & Forest Products               44,667,000            600,177
PT Gudang Garamm...............................                   Tobacco                        2,613,000          3,511,008
PT Hanjaya Mandala Sampoerna...................                   Tobacco                        1,066,000          1,641,695
*PT Indah Kiat Pulp & Paper Corp. .............           Paper & Forest Products               79,227,550          6,755,838
*PT Indocement Tunggal Prakarsa................            Construction Materials               12,520,500          2,070,574
*PT Indofoods Sukses Makmur....................                Food Products                   117,092,400          9,379,495
PT Indosat, ADR................................    Diversified Telecommunication Services       11,390,000         10,595,349
PT Semen Gresik (Persero)......................            Construction Materials                7,382,763          4,425,842
PT Telekomunikasi Indonesia (Persero), B.......    Diversified Telecommunication Services      121,259,360         25,693,198
PT Timah TBK...................................               Metals & Mining                    8,229,000          1,169,496
PT Tjiwi Kimia.................................           Paper & Forest Products               13,725,330            886,649
                                                                                                               --------------
                                                                                                                   68,119,056
                                                                                                               --------------
ISRAEL 1.3%
Elbit Systems Ltd. ............................             Aerospace & Defense                    136,937          1,784,736
Elron Electronic Industries Ltd. ..............      Electronic Equipment & Instruments            200,140          5,642,626
*Formula Systems Ltd. .........................                   Software                         145,780          4,575,116
*Fundtech Ltd. ................................                   Software                         232,810          4,161,479
*Gilat Satellite Networks Ltd. ................           Communications Equipment                  43,870          1,118,685
Koor Industries Ltd. ..........................           Industrial Conglomerates                  18,670          1,210,191
*Magic Software Enterprises Ltd. ..............                   Software                         109,050            258,994
*Makhteshim-Agan Industries Ltd. ..............                  Chemicals                         985,085          2,409,420
*Orckit Communications Ltd. ...................    Diversified Telecommunication Services           52,500            111,563
*Sapiens International Corp. ..................                   Software                         184,100            201,359
*Tecnomatix Technologies Ltd. .................                   Software                         161,075            845,644
*Vocaltec Communications Ltd. .................                   Software                         135,900            603,056
                                                                                                               --------------
                                                                                                                   22,922,869
                                                                                                               --------------
MALAYSIA .7%
Genting Bhd. ..................................         Hotels Restaurants & Leisure             3,891,600          9,626,589
IOI Corp. Bhd. ................................                Food Products                     3,193,000          2,142,671
                                                                                                               --------------
                                                                                                                   11,769,260
                                                                                                               --------------

 18
PAGE
TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (CONT.)

                                                                                                SHARES/
                                                                  INDUSTRY                     WARRANTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
MEXICO 10.9%
Alfa SA de CV, A...............................           Industrial Conglomerates               2,171,600     $    2,983,308
Cemex SA.......................................            Construction Materials               20,017,687         72,395,756
DESC SA de CV DESC, B..........................           Industrial Conglomerates               4,355,270          1,654,445
Fomento Economico Mexicano SA de CV Femsa......                  Beverages                          99,221          2,964,227
Grupo Bimbo SA de CV, A........................                Food Products                     2,438,500          3,426,107
*Grupo Carso SA de CV..........................           Industrial Conglomerates                 197,800            489,945
*Grupo Financiero Banamex Accival SA de CV.....                    Banks                        47,999,313         78,928,984
*Grupo Financiero BBVA Bancomer SA de CV, O....                    Banks                        15,820,187          8,759,265
Kimberly Clark de Mexico SA de CV, A...........           Paper & Forest Products                  433,200          1,199,263
*Nuevo Grupo Mexico, B.........................               Metals & Mining                      306,000            923,557
Telefonos de Mexico SA (Telmex), L, ADR........    Diversified Telecommunication Services          537,696         24,263,532
                                                                                                               --------------
                                                                                                                  197,988,389
                                                                                                               --------------
PAKISTAN 1.2%
*Hub Power Co. Ltd. ...........................              Electric Utilities                 27,416,000          9,382,260
Pakistan Telecommunications Corp., A...........    Diversified Telecommunication Services       34,480,300         12,985,702
                                                                                                               --------------
                                                                                                                   22,367,962
                                                                                                               --------------
PHILIPPINES 1.3%
*Philippine National Bank......................                    Banks                         2,896,156          2,201,079
*RFM Corp. ....................................                Food Products                     9,295,123            185,902
San Miguel Corp., B............................                  Beverages                      19,369,900         21,500,589
                                                                                                               --------------
                                                                                                                   23,887,570
                                                                                                               --------------
POLAND 5.7%
Bank Rozwoju Eksportu SA ......................                    Banks                           186,900          5,924,719
Bank Slaski SA W Katowicach....................                    Banks                           142,651          8,112,035
*Elektrim SA...................................             Electrical Equipment                 2,208,984         27,047,693
Impexmetal SA..................................               Metals & Mining                      282,667          1,867,346
*Orbis SA......................................         Hotels Restaurants & Leisure               712,700          4,466,771
Polski Koncern Naftowy Orlen SA ...............                  Oil & Gas                       5,024,374         27,355,938
Prokom Software SA.............................           IT Consulting & Services                 109,233          4,599,284
Telekomunikacja Polska SA......................    Diversified Telecommunication Services        3,657,374         24,426,745
                                                                                                               --------------
                                                                                                                  103,800,531
                                                                                                               --------------
RUSSIA 1.3%
GUM Trade House................................               Multiline Retail                   1,340,300          1,775,897
Lukoil Holdings................................                  Oil & Gas                          87,160            806,230
Lukoil Holdings, ADR...........................                  Oil & Gas                         365,970         13,083,427
Mosenergo, ADR.................................              Electric Utilities                    224,950            506,137
Mosenergo, GDR.................................              Electric Utilities                    224,027            530,027
Rostelecom, ADR................................    Diversified Telecommunication Services        1,302,490          6,756,667
Rostelecom, pfd. ..............................    Diversified Telecommunication Services        2,539,600            939,652
                                                                                                               --------------
                                                                                                                   24,398,037
                                                                                                               --------------

                                                                              19
PAGE
TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (CONT.)

                                                                                                SHARES/
                                                                  INDUSTRY                     WARRANTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
SINGAPORE 4.3%
Cycle & Carriage Ltd. .........................               Specialty Retail                     293,299     $      561,564
First Capital Corp. Ltd. ......................                 Real Estate                      1,669,000          1,347,520
Fraser and Neave Ltd. .........................                  Beverages                       5,455,650         21,080,078
*Golden Agri-Resources Ltd. ...................                Food Products                    19,133,000          2,372,315
Keppel Corp., Ltd. ............................            Diversified Financials               13,042,000         25,422,122
*Natsteel Electronics Ltd. ....................           Computers & Peripherals                1,824,000          8,257,439
Natsteel Ltd. .................................           Industrial Conglomerates                 462,000            777,993
Sembcorp Industries Ltd. ......................           Industrial Conglomerates               4,605,986          4,515,673
Sembcorp Marine Ltd. ..........................                  Machinery                      10,181,000          4,109,977
United Industrial Corporation Ltd. ............                 Real Estate                     19,224,000          9,423,529
                                                                                                               --------------
                                                                                                                   77,868,210
                                                                                                               --------------
SLOVAK REPUBLIC .2%
*Slovnaft AS...................................                  Oil & Gas                         247,604          2,773,165
                                                                                                               --------------
SOUTH AFRICA 16.7%
*African Bank Investments Ltd. ................            Diversified Financials                6,555,200          4,632,803
Anglo American PLC.............................               Metals & Mining                      624,031         33,715,810
Barloworld Ltd. ...............................           Industrial Conglomerates               4,801,500         30,191,730
*Comparex Holdings Ltd. .......................           IT Consulting & Services                 291,200            322,359
Fedsure Holdings Ltd. .........................                  Insurance                       2,638,684         10,875,422
Firstrand Ltd. ................................                    Banks                         2,164,000          2,401,268
*Imperial Holdings Ltd. .......................               Specialty Retail                     624,989          4,978,446
Iscor Ltd. ....................................               Metals & Mining                    5,121,620          8,457,100
Kersaf Investments Ltd. .......................         Hotels Restaurants & Leisure               966,800          4,112,412
Liberty Group Ltd. ............................                  Insurance                       1,955,230         17,434,349
Nedcor Ltd. ...................................                    Banks                           230,580          5,208,610
Old Mutual PLC.................................                  Insurance                      10,793,430         26,885,626
Palabora Mining Co. Ltd. ......................               Metals & Mining                      194,400          1,181,295
Remgro Ltd. ...................................           Industrial Conglomerates               2,577,870         17,639,850
Reunert Ltd. ..................................      Electronic Equipment & Instruments          1,154,300          1,982,285
Sanlam Ltd. ...................................                  Insurance                       9,825,700         12,408,678
Sappi Ltd. ....................................           Paper & Forest Products                  710,979          5,081,105
Sasol Ltd. ....................................                  Oil & Gas                       6,246,423         40,391,335
South African Breweries PLC....................                  Beverages                       5,940,798         41,750,390
Super Group Ltd. ..............................               Specialty Retail                     675,400            481,791
Tiger Brands Ltd. .............................                Food Products                     2,816,481         24,183,787
Tongaat-Hulett Group Ltd. .....................                Food Products                     1,482,090          7,469,185
Venfin Ltd. ...................................     Wireless Telecommunication Services          1,175,973          3,130,232
                                                                                                               --------------
                                                                                                                  304,915,868
                                                                                                               --------------
SOUTH KOREA 7.7%
Cheil Jedang Corp. ............................                Food Products                       239,740          5,780,292
Hana Bank......................................                    Banks                           246,681          1,154,428
*Hyundai Electronics Industries Co. ...........      Semiconductor Equipment & Products          1,494,710          4,755,895
Hyundai Motor Co. Ltd. ........................                 Automobiles                        995,780          9,524,852

 20
PAGE
TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (CONT.)

                                                                                                SHARES/
                                                                  INDUSTRY                     WARRANTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
SOUTH KOREA (CONT.)
*Korea Data Systems............................           Computers & Peripherals                  939,610     $    1,195,867
Korea Electric Power Corp. ....................              Electric Utilities                  1,278,770         23,856,895
Korea Telecom Corp., ADR.......................    Diversified Telecommunication Services          111,706          3,462,886
LG Chemical Ltd. ..............................                  Chemicals                         300,200          2,693,494
Samsung Corp. .................................       Trading Companies & Distributors             513,010          2,088,539
*Samsung Electro-Mechanics Co. ................      Electronic Equipment & Instruments             34,010            922,168
Samsung Electronics Co. Ltd. ..................      Semiconductor Equipment & Products            290,212         36,247,823
*Samsung Heavy Industries Co. Ltd. ............                  Machinery                       5,533,452         19,290,532
Samsung SDI Co. Ltd. ..........................      Electronic Equipment & Instruments            411,756         15,298,444
SK Corp. ......................................                  Oil & Gas                       1,158,610         12,730,972
SK Global......................................       Trading Companies & Distributors             252,870          1,557,199
                                                                                                               --------------
                                                                                                                  140,560,286
                                                                                                               --------------
TAIWAN .6%
*Accton Technology Corp. ......................           Computers & Peripherals                2,735,000          2,637,280
Advantech Co. Ltd. ............................           Computers & Peripherals                  280,000            888,701
*Compal Electronics Inc. ......................           Computers & Peripherals                1,470,000          1,995,133
Elan Microelectronics Corp. ...................                   Software                         140,000            232,755
*Procomp Informatics Co. Ltd. .................                  Machinery                          94,000            201,741
*Ritek Corp. ..................................           Computers & Peripherals                  774,000          1,153,443
UNI-President Enterprises Corp. ...............                Food Products                     4,955,120          3,295,225
*United Epitaxy Co. Ltd. ......................      Electronic Equipment & Instruments            848,526            512,984
*Yageo Corp. ..................................      Electronic Equipment & Instruments          1,051,000            829,185
                                                                                                               --------------
                                                                                                                   11,746,447
                                                                                                               --------------
THAILAND 7.0%
*American Standard Sanitaryware Public Co.
  Ltd., fgn. ..................................              Building Products                     284,200          1,048,225
*Bangkok Bank Public Co. Ltd., fgn. ...........                    Banks                         7,291,400          5,798,831
BEC World Public Co. Ltd., fgn. ...............                    Media                           645,570          3,214,456
Charoen Pokphand Foods Public Co., Ltd.,
  fgn. ........................................                Food Products                     4,443,856          4,066,876
*Charoen Pokphand Foods Public Co., Ltd., wts.,
  4/29/02, fgn. ...............................                Food Products                     2,392,728            154,441
Electricity Generating Public Co. Ltd. ........              Electric Utilities                  1,325,600          1,191,757
Hana Microelectronics Co. Ltd., fgn. ..........      Electronic Equipment & Instruments            914,900          1,877,042
*Jasmine International Public Co. Ltd.,
  fgn. ........................................    Diversified Telecommunication Services        8,478,300          1,602,629
PTT Exploration & Production Public Co. Ltd.,
  fgn. ........................................                  Oil & Gas                       4,152,000          9,666,943
*Shin Corporations Public Company Ltd.,
  fgn. ........................................     Wireless Telecommunication Services          2,849,600         10,510,281
*Siam Cement Public Co. Ltd. ..................            Construction Materials                  784,150          5,025,212
*Siam Cement Public Co. Ltd., fgn. ............            Construction Materials                1,164,180         11,003,084
*Siam Commercial Bank, 5.25%, cvt. pfd.,
  fgn. ........................................                    Banks                        45,513,100         22,557,207
Siam Makro Public Company Ltd., fgn. ..........               Multiline Retail                   2,791,400          3,346,077
*Telecomasia Corp. Public Co. Ltd., fgn. ......    Diversified Telecommunication Services        9,072,900          3,712,401
*Thai Airways International Public Co. Ltd.,
  fgn. ........................................                   Airlines                       4,251,000          3,135,823
*Thai Farmers Bank Public Co. Ltd. ............                    Banks                         6,159,742          2,768,902

                                                                              21
PAGE
TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2000 (CONT.)

                                                                                                SHARES/
                                                                  INDUSTRY                     WARRANTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
THAILAND (CONT.)
*Thai Farmers Bank Public Co. Ltd., fgn. ......                    Banks                        48,287,358     $   23,932,185
*Total Access Communication Public Co. Ltd. ...    Diversified Telecommunication Services        3,992,400         10,739,556
*United Communications Industries, fgn. .......           Communications Equipment               2,923,300          2,358,587
                                                                                                               --------------
                                                                                                                  127,710,515
                                                                                                               --------------
TURKEY 5.2%
Akbank.........................................                    Banks                     6,337,016,360         40,179,501
Arcelik AS, Br. ...............................              Household Durables                168,042,000          2,883,012
Haci Omer Sabanci Holding AS...................            Diversified Financials              320,916,000          2,776,835
*KOC Holding AS................................            Diversified Financials               68,139,000          2,897,153
*Tupras-Turkiye Petrol Rafineleri AS...........                  Oil & Gas                     690,364,100         25,748,325
*Turkcell Iletisim Hizmetleri AS...............     Wireless Telecommunication Services        481,140,000         15,073,758
*Yapi ve Kredi Bankasi AS......................                    Banks                       867,668,000          4,465,843
                                                                                                               --------------
                                                                                                                   94,024,427
                                                                                                               --------------
VENEZUELA 1.0%
Compania Anonima Nacional Telefonos de
  Venezuela, ADR...............................    Diversified Telecommunication Services          967,560         18,323,167
                                                                                                               --------------
TOTAL LONG TERM INVESTMENTS (COST
  $2,068,427,075)..............................                                                                 1,752,846,156
                                                                                                               --------------
                                                                                               PRINCIPAL
                                                                                               AMOUNT**
                                                                                             -------------
SHORT TERM INVESTMENTS (COST $111,673,923) 6.1%
U.S. Treasury Bills, 5.250% to 6.165%, with
  maturities to 4/26/01........................                                              $ 112,907,000        111,720,840
                                                                                                               --------------
TOTAL INVESTMENTS (COST $2,180,100,998)
  102.3%.......................................                                                                 1,864,566,996
OTHER ASSETS, LESS LIABILITIES (2.3%)..........                                                                   (41,599,935)
                                                                                                               --------------
TOTAL NET ASSETS 100.0%........................                                                                $1,822,967,061
                                                                                                               ==============

*Non-income producing.
**Securities denominated in U.S. dollars.
+Affiliated issuers (see note 6).
                       See Notes to Financial Statements.
 22
PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $2,159,199,520)................    $1,850,171,470
  Non controlled affiliates (cost $20,901,478)..............        14,395,526    $1,864,566,996
                                                                --------------
 Receivables:
  Investment securities sold................................                          14,448,291
  Fund shares sold..........................................                           1,771,278
  Dividends and interest....................................                           7,327,011
                                                                                  --------------
      Total assets..........................................                       1,888,113,576
                                                                                  --------------
Liabilities:
 Payables:
  Investment securities purchased...........................                          11,624,693
  Fund shares redeemed......................................                          47,462,699
  To affiliates.............................................                           4,426,035
 Funds advanced by custodian................................                             382,347
 Accrued expenses...........................................                           1,250,741
                                                                                  --------------
      Total liabilities.....................................                          65,146,515
                                                                                  --------------
Net assets, at value........................................                      $1,822,967,061
                                                                                  ==============
Net assets consist of:
 Undistributed net investment income........................                      $    4,332,115
 Net unrealized depreciation................................                        (315,534,002)
 Accumulated net realized loss..............................                        (724,008,986)
 Beneficial shares..........................................                       2,858,177,934
                                                                                  --------------
Net assets, at value........................................                      $1,822,967,061
                                                                                  ==============

                                                                              23
PAGE
TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements (continued)
STATEMENT OF ASSETS AND LIABILITIES (CONT.)

DECEMBER 31, 2000

CLASS A:
 Net asset value per share ($1,507,936,336 / 142,437,118
   shares outstanding)......................................                              $10.59
                                                                                  ==============
 Maximum offering price per share ($10.59 / 94.25%).........                              $11.24
                                                                                  ==============
CLASS B:
 Net asset value and maximum offering price per share
   ($11,507,838 / 1,102,126 shares outstanding)*............                              $10.44
                                                                                  ==============
CLASS C:
 Net asset value per share ($188,378,794 / 18,122,578 shares
   outstanding)*............................................                              $10.39
                                                                                  ==============
 Maximum offering price per share ($10.39 / 99.00%).........                              $10.49
                                                                                  ==============
ADVISOR CLASS:
 Net asset value and maximum offering price per share
  ($115,144,093 / 10,913,962 shares outstanding)............                              $10.55
                                                                                  ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 24
PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

Investment Income:
 (net of foreign taxes of $7,787,048)
 Dividends..................................................    $64,392,126
 Interest...................................................      7,136,439
                                                                -----------
      Total investment income...............................                   $    71,528,565
Expenses:
 Management fees (Note 3)...................................     33,716,906
 Administrative fees (Note 3)...............................      2,598,014
 Distribution fees (Note 3)
  Class A...................................................      7,168,521
  Class B...................................................        137,388
  Class C...................................................      2,810,929
 Transfer agent fees (Note 3)...............................      7,182,000
 Custodian fees.............................................      3,216,000
 Reports to shareholders....................................        475,700
 Registration and filing fees...............................        163,000
 Professional fees..........................................        108,100
 Trustees' fees and expenses................................        192,600
 Other......................................................        122,729
                                                                -----------
      Total expenses........................................                        57,891,887
                                                                               ---------------
            Net investment income...........................                        13,636,678
                                                                               ---------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................      3,048,243
  Foreign currency transactions.............................     (6,484,859)
                                                                -----------
      Net realized loss.....................................                        (3,436,616)
      Net unrealized depreciation on investments............                    (1,026,414,286)
                                                                               ---------------
Net realized and unrealized loss............................                    (1,029,850,902)
                                                                               ---------------
Net decrease in net assets resulting from operations........                   $(1,016,214,224)
                                                                               ===============

                       See Notes to Financial Statements.
                                                                              25
PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                                     2000                  1999
                                                                ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $    13,636,678       $   11,263,054
  Net realized loss from investments and foreign currency
   transactions.............................................         (3,436,616)        (508,711,215)
  Net unrealized appreciation (depreciation) on
   investments..............................................     (1,026,414,286)       1,731,873,282
                                                                ------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................     (1,016,214,224)       1,234,425,121

 Distributions to shareholders from:
  Net investment income:
   Class A..................................................        (11,401,005)                  --
   Class B..................................................            (35,509)                  --
   Class C..................................................                 --                   --
   Advisor Class............................................         (1,834,297)                  --
                                                                ------------------------------------
 Total distributions to shareholders........................        (13,270,811)                  --

 Beneficial share transactions (Note 2):
   Class A..................................................       (605,706,002)        (254,980,071)
   Class B..................................................          3,142,642           11,547,988
   Class C..................................................        (86,435,075)         (41,139,850)
   Advisor Class............................................         (6,660,665)          15,221,576
                                                                ------------------------------------
 Total beneficial share transactions........................       (695,659,100)        (269,350,357)
    Net increase (decrease) in net assets...................     (1,725,144,135)         965,074,764

Net assets:
 Beginning of year..........................................      3,548,111,196        2,583,036,432
                                                                ------------------------------------
 End of year................................................    $ 1,822,967,061       $3,548,111,196
                                                                ====================================

Undistributed net investment income included in net assets:
 End of year................................................    $     4,332,115       $    5,930,357
                                                                ====================================

                       See Notes to Financial Statements.
 26
PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Developing Markets Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital appreciation by investing, under normal market conditions, at least 65% of its total assets in equity securities of developing or emerging market issuers. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

                                                                              27
PAGE
TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers four classes of shares; Class A, Class B, Class C, and Advisor Class. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively, and a fourth class of shares, Class B, was established. Each class of shares differ by its initial sales load, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At December 31, 2000, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                            YEAR ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------------
                                                                 2000                                    1999
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS A SHARES:
Shares sold.......................................   293,390,723    $ 3,760,790,958          197,849,068    $ 2,524,193,132
Shares issued on reinvestment of distributions....       702,526          9,823,079                   --                 --
Shares redeemed...................................  (341,137,186)    (4,376,320,039)        (219,369,270)    (2,779,173,203)
                                                    -----------------------------------------------------------------------
Net decrease......................................   (47,043,937)   $  (605,706,002)         (21,520,202)   $  (254,980,071)
                                                    =======================================================================

                                                                            YEAR ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------------
                                                                 2000                                    1999+
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS B SHARES:
Shares sold.......................................       444,292    $     5,990,836              928,527    $    11,967,245
Shares issued on reinvestment of distributions....         2,225             32,389                   --                 --
Shares redeemed...................................      (240,263)        (2,880,583)             (32,655)          (419,257)
                                                    -----------------------------------------------------------------------
Net increase......................................       206,254    $     3,142,642              895,872    $    11,547,988
                                                    =======================================================================

 28
PAGE
TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                            YEAR ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------------
                                                                 2000                                    1999
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS C SHARES:
Shares sold.......................................     8,438,460    $   109,438,375            8,925,949    $   112,803,533
Shares issued on reinvestment of distributions....            --                 --                   --                 --
Shares redeemed...................................   (15,414,579)      (195,873,450)         (12,679,609)      (153,943,383)
                                                    -----------------------------------------------------------------------
Net decrease......................................    (6,976,119)   $   (86,435,075)          (3,753,660)   $   (41,139,850)
                                                    =======================================================================

                                                                            YEAR ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------------
                                                                 2000                                    1999
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold.......................................     7,203,891    $    93,880,774            7,552,205    $    96,653,070
Shares issued on reinvestment of distributions....       134,886          1,724,460                   --                 --
Shares redeemed...................................    (8,612,623)      (102,265,899)          (6,601,479)       (81,431,494)
                                                    -----------------------------------------------------------------------
Net increase (decrease)...........................    (1,273,846)   $    (6,660,665)             950,726    $    15,221,576
                                                    =======================================================================

+Effective date of Class B shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain Officers of the Fund are also officers or directors of Templeton Asset Management Ltd. (TAML), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TAML of 1.25% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At December 31, 2000, there were no unreimbursed costs. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the period of $446,868 and $192,269, respectively.

                                                                              29
PAGE
TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (continued)

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At December 31, 2000, the net unrealized depreciation based on the cost of investments for income tax purposes of $2,252,315,767 was as follows:

Unrealized appreciation.....................................  $ 228,238,511
Unrealized depreciation.....................................   (615,987,282)
                                                              -------------
Net unrealized depreciation.................................  $(387,748,771)
                                                              =============

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales, foreign currency transactions, and losses realized subsequent to October 31 on the sales of securities and foreign currencies.

At December 31, 2000, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryover expiring in:
  2006......................................................  $ 44,971,158
  2007......................................................   548,121,432
  2008......................................................    18,868,811
                                                              ------------
                                                              $611,961,401
                                                              ============

At December 31, 2000, the Fund had deferred capital and foreign currency losses occurring subsequent to October 31, 2000 of $39,016,255 and $844,847, respectively. For tax purposes, such losses will be reflected in the year ended December 31, 2001.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2000 aggregated $1,765,524,515 and $2,519,663,020, respectively.

 30
PAGE
TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (continued)

6. INVESTMENTS IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated persons" to include any persons, such as the Fund, that owns 5% or more of the outstanding voting securities of another person. Investments in "affiliated persons", at December 31, 2000 were $14,395,526. For the year ended December 31, 2000, dividend income from "affiliated persons" was $377,226 and net realized losses from the disposition of "affiliated persons" were $1,301,204.

                                NUMBER OF                                  NUMBER OF
                               SHARES HELD       GROSS        GROSS       SHARES HELD        VALUE       DIVIDEND INCOME
       NAME OF ISSUER         DEC. 31, 1999    ADDITIONS    REDUCTIONS   DEC. 31, 2000   DEC. 31, 2000   1/01/00-12/31/00
-------------------------------------------------------------------------------------------------------------------------
Duratex SA, pfd. ...........   417,685,800    150,864,024   58,163,000    510,386,824     $14,395,526        $377,226
                                                                                         ================================

                               REALIZED
                                CAPITAL
       NAME OF ISSUER            LOSS
Duratex SA, pfd. ...........  $(1,301,204)
                              ===========

                                                                              31
PAGE

TEMPLETON DEVELOPING MARKETS TRUST
INDEPENDENT AUDITORS' REPORT
To the Board of Trustees and Shareholders of Templeton Developing Markets Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Developing Markets Trust (the "Fund") at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended December 31, 1998 were audited by other independent accountants whose report dated January 28, 1999 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Ft. Lauderdale, Florida
January 31, 2001

 32
PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Tax Designation

At December 31, 2000, more than 50% of the Templeton Developing Markets Trust's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. As in prior years, the Fund intends to make an election under
Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to Class A, Class B, Class C, and Advisor Class shareholders of record on December 7, 2000.

                                    CLASS A                             CLASS B                             CLASS C
                       ---------------------------------------------------------------------------------------------------------
                        FOREIGN TAX      FOREIGN SOURCE     FOREIGN TAX      FOREIGN SOURCE     FOREIGN TAX      FOREIGN SOURCE
COUNTRY                PAID PER SHARE   INCOME PER SHARE   PAID PER SHARE   INCOME PER SHARE   PAID PER SHARE   INCOME PER SHARE
--------------------------------------------------------------------------------------------------------------------------------
Argentina............     $0.0000           $0.0029           $0.0000           $0.0000           $0.0000           $0.0000
Austria..............      0.0010            0.0017            0.0010            0.0000            0.0010            0.0000
Brazil...............      0.0123            0.0355            0.0123            0.0000            0.0123            0.0000
China................      0.0000            0.0002            0.0000            0.0000            0.0000            0.0000
Colombia.............      0.0000            0.0017            0.0000            0.0000            0.0000            0.0000
Czech Republic.......      0.0002            0.0004            0.0002            0.0000            0.0002            0.0000
Estonia..............      0.0003            0.0003            0.0003            0.0000            0.0003            0.0000
Egypt................      0.0000            0.0006            0.0000            0.0000            0.0000            0.0000
Greece...............      0.0000            0.0004            0.0000            0.0000            0.0000            0.0000
Hong Kong............      0.0000            0.0045            0.0000            0.0000            0.0000            0.0000
Hungary..............      0.0013            0.0023            0.0013            0.0000            0.0013            0.0000
India................      0.0000            0.0006            0.0000            0.0000            0.0000            0.0000
Indonesia............      0.0025            0.0044            0.0025            0.0000            0.0025            0.0000
Israel...............      0.0010            0.0010            0.0010            0.0000            0.0010            0.0000
Malaysia.............      0.0005            0.0005            0.0005            0.0000            0.0005            0.0000
Mexico...............      0.0007            0.0073            0.0007            0.0000            0.0007            0.0000
Pakistan.............      0.0011            0.0020            0.0011            0.0000            0.0011            0.0000
Peru.................      0.0000            0.0002            0.0000            0.0000            0.0000            0.0000
Philippines..........      0.0006            0.0006            0.0006            0.0000            0.0006            0.0000
Poland...............      0.0008            0.0013            0.0008            0.0000            0.0008            0.0000
Russia...............      0.0002            0.0005            0.0002            0.0000            0.0002            0.0000
Singapore............      0.0062            0.0077            0.0062            0.0000            0.0062            0.0000
South Africa.........      0.0000            0.0171            0.0000            0.0000            0.0000            0.0000
South Korea..........      0.0027            0.0043            0.0027            0.0000            0.0027            0.0000
Taiwan...............      0.0004            0.0002            0.0004            0.0000            0.0004            0.0000
Thailand.............      0.0007            0.0025            0.0007            0.0000            0.0007            0.0000
Turkey...............      0.0000            0.0018            0.0000            0.0000            0.0000            0.0000
United Kingdom.......      0.0002            0.0004            0.0002            0.0000            0.0002            0.0000
Venezuela............      0.0000            0.0037            0.0000            0.0000            0.0000            0.0000
                       ---------------------------------------------------------------------------------------------------------
TOTAL................     $0.0327           $0.1066           $0.0327           $0.0000           $0.0327           $0.0000
                       ---------------------------------------------------------------------------------------------------------
                       ---------------------------------------------------------------------------------------------------------

                                 ADVISOR CLASS
                       ---------------------------------
                        FOREIGN TAX      FOREIGN SOURCE
COUNTRY                PAID PER SHARE   INCOME PER SHARE
---------------------  ---------------------------------
Argentina............     $0.0000           $0.0041
Austria..............      0.0010            0.0024
Brazil...............      0.0123            0.0499
China................      0.0000            0.0003
Colombia.............      0.0000            0.0025
Czech Republic.......      0.0002            0.0006
Estonia..............      0.0003            0.0004
Egypt................      0.0000            0.0008
Greece...............      0.0000            0.0006
Hong Kong............      0.0000            0.0064
Hungary..............      0.0013            0.0033
India................      0.0000            0.0008
Indonesia............      0.0025            0.0063
Israel...............      0.0010            0.0014
Malaysia.............      0.0005            0.0007
Mexico...............      0.0007            0.0104
Pakistan.............      0.0011            0.0028
Peru.................      0.0000            0.0003
Philippines..........      0.0006            0.0009
Poland...............      0.0008            0.0019
Russia...............      0.0002            0.0007
Singapore............      0.0062            0.0109
South Africa.........      0.0000            0.0241
South Korea..........      0.0027            0.0061
Taiwan...............      0.0004            0.0003
Thailand.............      0.0007            0.0035
Turkey...............      0.0000            0.0025
United Kingdom.......      0.0002            0.0006
Venezuela............      0.0000            0.0053
                       ---------------------------------
TOTAL................     $0.0327           $0.1508
                       ---------------------------------
                       ---------------------------------

                                                                              33
PAGE
TEMPLETON DEVELOPING MARKETS TRUST
Tax Designation (continued)

In January 2001, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2000. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

 34
PAGE

                      This page intentionally left blank.

                                                                              35
PAGE

                      This page intentionally left blank.

 36
PAGE

ANNUAL REPORT


AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Developing Markets Trust prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


711 A00 02/01                 [RECYCLED LOGO] Printed on recycled paper